SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

“Statutory reserve funds” are separately presented on the consolidated balance sheet as of December 31, 2022 and the consolidated statement of changes in shareholders’ equity for the year ended December 31, 2022. Accordingly, prior year balances were reclassified to conform with current year presentation.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries, the VIEs, and their subsidiaries of the VIEs for which the Company is the primary beneficiary. All significant intercompany balances and transactions have been eliminated upon consolidation.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses for accounts receivable, contract assets and amounts due from related parties, measurement of operating and finance lease right-of-use assets and lease liabilities, impairment of long-lived assets, impairment of goodwill, useful lives of long-lived assets, realization of deferred tax assets, uncertain tax positions, share-based compensation expense, the purchase price allocation and fair value of non-controlling interests and contingent consideration with respect to business combinations, the fair value of equity investments and standalone selling prices of performance obligation of revenue contracts. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could materially differ from those estimates.

Foreign currency

The Group’s financial information is presented in Renminbi (“RMB”). The functional currency of the Company and the Company’s subsidiaries located in the U.S. is U.S. dollars (“US$”). The functional currency of the Company’s subsidiaries and the VIEs and VIEs’ subsidiaries located in the mainland China is Renminbi (“RMB”). The functional currencies of the Company’s subsidiaries located in Japan and Hong Kong are Japanese Yen (“Yen”) and Hong Kong dollars (“HK$”), respectively.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of comprehensive loss. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income (loss), a component of shareholders’ equity.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.8972 per US$1.00 on December 31, 2022 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and time deposits or other highly liquid investments placed with banks or other financial institutions which have original maturities of less than three months.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

As of December 31, 2021 and 2022, a majority of the Group’s cash and cash equivalents were held by financial institutions located in mainland China and Hong Kong. Deposits held in mainland China are subject to restrictions on foreign exchange and the ability to transfer cash outside of mainland China. In May 2015, a new Deposit Insurance System (“DIS”) managed by the People’s Bank of China (“PBOC”) was implemented by the Chinese government. Deposits in the licensed banks in mainland China are protected by DIS, up to a limit of RMB500. Hong Kong has an official Deposit Protection Scheme (“DPS”). Deposits in the licensed banks in Hong Kong are protected by DPS, up to a limit of HK$500.

As an offshore holding company, the Company is permitted under laws and regulations of mainland China to provide funding from the proceeds of its of offshore fundraising activities to its mainland China subsidiaries only through loans or capital contributions, and to its VIEs only through loans, in each case subject to the satisfaction of the applicable government registration and approval requirements.

For the years ended December 31, 2020, 2021 and 2022, the VIEs and their subsidiaries transferred RMB24,869, RMB20,157 and RMB18,473 (US$2,678), respectively, to the Company’s WFOE as payment or prepayment of service fees under the Contractual Agreements. There were no other cash transferred, dividends or distributions between the VIEs and their subsidiaries and the Company and the Company’s subsidiaries for the periods presented. In addition, the Group has not generated sufficient distributable profits to pay dividends or fully settle amounts due to the Company.

Restricted cash

As of December 31, 2021, a majority of the Group’s restricted cash was held by financial institutions located in mainland China and Hong Kong, and mainly represents cash reserved in escrow accounts for the remaining payments in relation to a business acquisition, cash secured for certain payables to suppliers and cash to guarantee the Group’s performance under certain revenue contracts. As of December 31, 2022, substantially all of the Group’s restricted cash was held by financial institutions located in mainland China, and mainly represents cash secured for certain payables to suppliers.

Short-term investments

The Group’s short-term investments comprise primarily of cash deposits at fixed rates with original maturities of greater than three months, but less than 12 months. As of December 31, 2021 and 2022, all of the Group’s short-term investments were held by financial institutions located in mainland China and Hong Kong.

Non-controlling interests

A non-controlling interest is recognized to reflect the portion of subsidiaries’ equity which is not attributable, directly or indirectly, to the Group. Consolidated net loss on the consolidated statements of comprehensive loss includes the net income (loss) attributable to non-controlling interests.The cumulative results of operations attributable to non-controlling interests are recorded as “non-controlling interests” in the Group’s consolidated balance sheets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Business combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The acquisition method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The Group also evaluates all contingent consideration arrangements to determine if the arrangements are compensatory in nature. If the Group determines that a contingent consideration arrangement is compensatory, the arrangement would be accounted for outside of the business combination and recorded as compensation expense in the post-acquisition financial statements of the combined entity. The costs directly attributable to the acquisition are expensed as incurred. Contingent consideration, if any, is measured at fair value initially on the acquisition date as well as subsequently at the end of each reporting period until the assessment period is over and it is finally settled. Identifiable assets, liabilities and contingent liabilities acquired or assumed other than contract assets and contract liabilities from revenue contracts are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The Group early adopted Accounting Standards Update (“ASU”) No. 2021-08, Business Combinations (Topic 805) Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”) in 2021 and recognizes and measures the acquired contract assets and contract liabilities consistent with how they were recognized and measured in the acquiree’s financial statements. The excess of (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings. During the measurement period, which can be up to one year from the acquisition date, the Group may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of comprehensive loss.

Equity investments

a)	Equity investments with readily determinable fair value

Equity investments with readily determinable fair value, except for those accounted for under the equity method and those that result in consolidation of the investee, are measured at fair value, and any changes in fair value are recognized in the consolidated statements of comprehensive loss.

In 2022, the Group purchased equity interest of a company listed on the Hong Kong Stock Exchange for a cash consideration of RMB63,356 (US$9,186). The Group recorded RMB22,683 (US$3,289) of unrealized losses resulting from the change in fair value of the equity investments in “Other gain (loss), net” on the consolidated statement of comprehensive loss for the year ended December 31, 2022.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
b)	Equity investments without readily determinable fair value

The Group’s equity investments without readily determinable fair value are primarily long-term investments in unlisted companies based in mainland China that are not in-substance common stock. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure all its investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any.

The Group makes a qualitative assessment of whether the equity investments are impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in the statements of comprehensive loss equal to the difference between the carrying value and fair value.

In 2021, the Group: i) acquired equity interest of a company engaged in providing technology services with a cash consideration of RMB52,493 (US$8,237); and ii) disposed equity interests in certain equity investees and recognized a disposal gain of RMB10,363 (US$1,626) in “Other gain (loss), net”.

In February 2022, the Group disposed certain equity interests in Beijing Yunshu Xunlian Technology Co., Ltd. (“Beijing Yunshu”), and deconsolidated Beijing Yunshu’s financial results from the Group’s consolidated financial statements from the date of disposal. The Group measured its remaining interests in Beijing Yunshu at fair value upon deconsolidation, and the loss recognized from the disposal of Beijing Yunshu was immaterial. Subsequent to the deconsolidation, the Group owns 15.63% equity interests in Beijing Yunshu and the remaining equity interests are accounted for using the measurement alternative.

The Group recognized RMB14,301, RMB82,492 and RMB22,452 (US$3,255) of unrealized gains (upward adjustments), and RMB nil, RMB nil and RMB nil (US$nil) of unrealized losses (downward adjustments) resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer, in other gain (loss), net on the consolidated statements of comprehensive loss for the years ended December 31, 2020, 2021 and 2022, respectively.

The total carrying value of equity investments held were as follows:

	For the year ended December 31
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Equity investments without readily determinable fair value:
Initial cost basis	114,876	114,256	124,196	18,007
Cumulative unrealized gains	14,301	96,793	119,245	17,289
Cumulative unrealized losses (including impairment)	—	—	(14,940)	(2,166)
Foreign currency translation	(2,594)	(3,883)	271	39
	126,583	207,166	228,772	33,169
Equity investments with readily determinable fair value:
Initial cost basis	—	—	63,356	9,186
Cumulative unrealized losses	—	—	(22,683)	(3,289)
Foreign currency translation	—	—	4,135	599
	—	—	44,808	6,496
Total carrying value	126,583	207,166	273,580	39,665

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fair value measurements

Financial instruments of the Group primarily include cash and cash equivalents, restricted cash, short-term investments, accounts receivable and contract assets, equity investments, accounts payable, purchase consideration payable, certain other liabilities, amounts due from and due to related parties and short-term bank loans. For equity investments without readily determinable fair value, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The Group, with the assistance of an independent third-party valuation firm, determined the estimated fair value of its equity investments using the alternative measurement. The Group measures equity investments with readily determinable fair value using the market approach based on the quoted prices in an active market. The Group measures its purchase consideration payable at fair value on a recurring basis. The fair value of purchase consideration payable is estimated by discounting cash flows using interest rates currently available for similar debts instruments of comparable maturities. The Group applies ASC 820 in measuring fair value. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement. The carrying amounts of the remaining financial instruments approximate to their fair values because of their short-term maturities.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

a)	Assets and liabilities measured at fair value on a recurring basis

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	losses
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB

As of December 31, 2021
Purchase consideration payable	(1,328,508)	—	(1,328,508)	—	(9,249)
As of December 31, 2022
Purchase consideration payable	(1,208,985)	—	(1,208,985)	—	(28,516)
Equity investments with readily determinable fair value	44,808	44,808	—	—	(22,683)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)
b)	Assets and liabilities measured at fair value on a non-recurring basis

		Quoted prices in	Significant
		active markets	other	Significant
	Total Fair	for identical	observable	unobservable	Total
	Value	assets	inputs	inputs	gains
		(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB

As of December 31, 2021
Equity investments accounted for using measurement alternative	207,166	—	—	207,166	82,492
As of December 31, 2022
Equity investments accounted for using measurement alternative	228,772	—	—	228,772	22,452

The non-recurring fair value measurements to the carrying amount of equity investments accounted for using measurement alternative usually requires management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured by using the observable transaction price and other unobservable inputs (level 3) as of the observable transaction dates.

Adoption of ASC 326

On January 1, 2021, the Group adopted ASC 326, Credit Losses (“ASC 326”) which replaced previously issued guidance regarding the impairment of financial instruments with an expected loss methodology that will result in more timely recognition of credit losses. The Group used a modified retrospective approach and did not restate the comparable prior periods, which resulted in a cumulative effect to increase the opening balance of accumulated deficit on January 1, 2021 by RMB5,684.

Accounts receivable and contract assets, net

The Group maintains an allowance for credit losses in accordance with ASC 326 and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “General and administrative expenses” in the consolidated statements of comprehensive loss. The Group assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable and contract assets balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets. Property and equipment under finance leases are depreciated on a straight-line basis over the shorter of the estimated useful life of the leased assets or the lease term. Estimated useful lives for the property and equipment are as follows:

Estimated
Category	Useful Life
Electronic equipment	3-4 years
Office equipment and fixtures	5 years
Data center machinery and equipment	10 years
Building	50 years

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterments that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Direct costs that are related to the construction of property and equipment, and incurred in connection with bringing the assets to their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment, and the depreciation of these assets commences when the assets are ready for their intended use.

Intangible assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible assets are to be consumed. The estimated useful lives for the intangible assets are as follows:

Estimated
Category	Useful Life
Customer relationships	6 years
Patents and technologies	6-10 years
Trademarks and domain names	10 years
Software and copyrights	3-10 years
Others	3 years

If an intangible asset is determined to have an indefinite life, it should not be amortized until its useful life is determined to be no longer indefinite. As of December 31, 2021 and 2022, the Group did not have any intangible assets with indefinite lives.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of long-lived assets in an asset group may not be fully recoverable. When these events occur, the Group evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available. The significant assumptions used in the future undiscounted cash flows of the asset group for which impairment indicators are identified included revenue growth rates and bandwidth and internet data center costs (“IDC costs”). For all periods presented, there was no impairment of any of the Group’s long-lived assets.

Segment reporting

In accordance with ASC 280-10, Segment Reporting: Overall (“ASC 280”), the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for purposes of internal reporting. A majority of the Group’s revenues were generated from the mainland China and a majority of the long-lived assets of the Group are located in the mainland China, and therefore, no geographical segments are presented.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. Goodwill is allocated to the reporting units of the Group that are expected to benefit from the synergies of the business combination based on the estimated fair value at the date of acquisition. A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Group determines reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where the segment manager regularly reviews the operating results of that component. As of December 31, 2021 and 2022, the Group had two reporting units, consisting of Cloud service and solutions and Cloud-based digital solution and services. Because, except for those two reporting units identified, other components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.

The Group assesses goodwill for impairment in accordance with ASC 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group has the option to assess qualitative factors first to determine whether it is necessary to perform the quantitative test in accordance with ASC 350-20. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss will be recognized in an amount equal to that excess.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Revenue recognition

The Group applies the five-step model outlined in ASC 606, Revenue from Contracts with Customers (“ASC 606”), and accounts for a contract when it has approval and commitment from the customer, the rights of the parties are identified, payment terms are identified, the contract has commercial substance and collectability of consideration is probable.

Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on observable prices. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price based on multiple factors, including, but not limited to, historical discounting trends for services, gross margin objectives, internal costs, and industry technology lifecycles. Timing of revenue recognition may differ from the timing of invoicing to customers. For certain revenue contracts, customers are required to pay before the services are delivered to the customer. The Group recognizes a contract asset or a contract liability in the consolidated balance sheets, depending on the relationship between the entity’s performance and the customer’s payment. Contract liabilities represent the excess of payments received as compared to the consideration earned and are reflected in “accrued expenses and other liabilities” in the Group’s consolidated balance sheets. Contract assets primarily relate to the Group’s rights to consideration for work completed in relation to its services performed but not billed at the reporting date, and are reflected in “prepayments and other assets” in the Group’s consolidated balance sheets. The contract assets are transferred to the receivables when the rights become unconditional. Using the practical expedient in ASC 606, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and when the customer pays for that good or service will be one year or less. Pursuant to ASC 606-10-32-2A, the Group also elected to exclude sales taxes and other similar taxes from the measurement of the transaction price. Therefore, revenues are recognized net of value added taxes (“VAT”) and surcharges.

Public cloud services

The Group provides integrated cloud-based services including cloud computing, storage and delivery. Substantially all of the Group’s public cloud service revenue is recognized on a monthly basis based on utilization and duration. The nature of the Group’s performance obligation is a single performance obligation under these contracts to stand ready to provide an unspecified quantity of integrated cloud-based services each day throughout the contract period. The Group uses monthly utilization records, an output measure, to recognize revenue over time as it most faithfully depicts the simultaneous consumption and delivery of services. At the end of each month, the transaction consideration is fixed based on utilization records and no variable consideration exists.

The Group also generates public cloud service revenue from prepaid subscription packages, which are recognized ratably over the fixed subscription period.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Enterprise cloud services

The Group provides comprehensive customized cloud-based and enterprise digital solutions, which are typically completed within twelve months (“Solutions”). The components within the Solutions are not distinct within the context of the contract because they are considered highly interdependent and the customer can only benefit from these components in conjunction with one another as a two-way dependency exists. In connections with Solutions, the Group also provides post-delivery maintenance and upgrade services that are mainly technical support services performed by the Group’s technical support team. Therefore, the arrangement has three performance obligations, the Solutions, maintenance and upgrades. Revenue allocated to the Solutions and upgrades, is recognized at a point in time only upon customer acceptance of the Solutions and upon delivery of the specified upgrade, respectively. Revenue allocated to maintenance is recognized over time because the customer simultaneously receives and consumes the benefits as the Group performs throughout a fixed term. Revenue allocated to maintenance and upgrades during the periods presented was immaterial.

The Group also provides enterprise digital services. The series of enterprise digital services are substantially the same from day to day, and each day of the service is considered to be distinct and separately identifiable as it benefits the customer daily. Further, the uncertainty related to the service consideration is resolved on a daily basis as the Group satisfies its obligation to perform enterprise digital service daily with enforceable right to payment for performance completed to date. Thus, revenue is recognized as service is performed and the customer simultaneously receives and consumes the benefits from the service daily.

Cost of revenue

Cost of revenues primarily includes IDC costs, depreciation expense of electronic equipment, data center machinery and equipment, salaries and benefits for employees directly involved in revenue generation activities, and other expenses directly attributable to the provision of services.

Research and development

Research and development expenses primarily consist of payroll and related expenses for employees and third party service provider costs in the development for new products and services and enhancement of the Group’s service offerings. The Group expenses research and development costs as they are incurred.

Advertising expenditures

Advertising costs are expensed when incurred and are included in sales and marketing expenses in the consolidated statements of comprehensive loss. For the years ended December 31, 2020, 2021 and 2022, the advertising expenses were RMB15,348, RMB24,070 and RMB9,512 (US$1,379), respectively.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Government grants

Government grants primarily consist of financial grants received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Government grants of non-operating nature and with no further conditions to be met are recorded as non-operating income in “Other (expense) income, net” when received. The remaining government grants are related to acquisition of assets. The grants are recorded as “deferred government grants” included in the accrued expenses and other liabilities line items in the consolidated balance sheets when received. Once the Group fulfills the conditions stipulated under the grant, the grant amount is deducted from the carrying amount of the asset with a corresponding reduction in the deferred government grant balance.

Leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. For leases with lease and non-lease components, the Group has elected to apply the practical expedient to not separate the lease component and its associated non-lease component. Lease terms are based on the non-cancelable term of the lease and may contain options to extend the lease when it is reasonably certain that we will exercise that option. The Group recognizes a right-of-use asset and a lease liability on the consolidated balance sheets based on the present value of the lease payments over the lease term at commencement date. Variable lease payments that do not depend on an index or a rate are not included in the lease payments and are recognized in earnings in the period in which the event or condition that triggers the payment occurs. The Group has also elected the practical expedient for the short-term lease exemption for contracts with lease terms of 12 months or less.

Operating lease expense is recorded on a straight-line basis over the lease term. Finance lease right-of-use assets are depreciated on a straight-line basis over the lesser of the useful life of the leased assets or the lease term. Interests on finance lease liabilities are determined as the amount that results in a constant periodic discount rate on the remaining balance of the liability. Finance lease right-of-use assets are included in “Property and equipment, net” in the consolidated balance sheets. Current and non-current portions of finance lease liabilities are included in “Accrued expenses and other liabilities” and “Other liabilities”, respectively, in the consolidated balance sheets.

As most of the Group’s leases do not provide an implicit rate, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Group’s comprehensive income (loss) includes net loss and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income (loss).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Income taxes

The Group follows the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties arising from underpayment of income taxes shall be computed in accordance with the related tax laws of mainland China. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interest and penalties recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

In accordance with the provisions of ASC 740, the Group recognizes in its consolidated financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits that, if any, will be recorded in “other non-current liabilities” in the accompanying consolidated financial statements is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Group applies ASC 718, Compensation—Stock Compensation (“ASC 718”), to account for its employee share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or equity award. All the Group’s share-based awards to employees are classified as equity awards and are recognized in the consolidated financial statements based on their grant date fair values.

The Group uses the accelerated method for all awards granted with graded vesting based on service conditions, and elected to account for forfeitures as they occur. The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based awards granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

A change in the terms or conditions of share options is accounted for as a modification of share-based awards. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested share-based awards, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested share-based awards, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. Cancellation of an award accompanied by the concurrent grant of (or offer to grant) a replacement award are accounted for as a modification of the terms of the cancelled award.

Treasury shares

Treasury shares represent ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. Treasury shares are accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury shares at historical purchase price.

Loss per share

In accordance with ASC 260, Earnings Per Share (“ASC 260”), basic loss per share is computed by dividing the net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the year ended December 31, 2020, the Company’s convertible preferred shares and redeemable convertible preferred shares are participating securities, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position and the participating securities do not have contractual rights and obligations to share in the losses of the Company.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. For the year ended December 31, 2020, ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the Company’s convertible preferred shares and redeemable convertible preferred shares using the if-converted method; and ordinary shares issuable upon the exercise of share options and vesting of awarded shares, using the treasury stock method. For the years ended December 31, 2021 and 2022, ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share options and vesting of awarded shares. Ordinary share equivalents are excluded from the computation of diluted per share if their effects would be anti-dilutive.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare grants, unemployment insurance and pension benefits through a mainland China government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The mainland China government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB126,784, RMB310,126 and RMB431,929 (US$62,624) for the years ended December 31, 2020, 2021 and 2022, respectively.

Impact of COVID-19

For the years ended December 31, 2020 and 2021, COVID-19 has had immaterial impact on the Group’s operations. For the year ended December 31, 2022, the Group’s operations were negatively impacted by the resurgence of COVID-19. There are still uncertainties of COVID-19’s future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of COVID-19 and related government stimulus measures. As a result, certain of the Group’s estimates and assumptions, including allowance for credit losses, equity investments, long-lived assets and goodwill subject to impairment assessments, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.

Recent accounting pronouncements

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its financial position, results of operations and cash flows.